CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Cash and cash equivalents on the consolidated balance sheets	134,924	106,708	16,401
Cash and cash equivalents included in assets held for sale (Note 10)	21,696	1	-

Cash and cash equivalents on the consolidated statements of cash flows	156,620	106,709	16,401